Segments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [table]
Net impairment		$ (276)	$ 245	$ 152
(Decrease) in non-current assets due to currency effect			(4,200)
Interest rate effect on asset retirement obligation			$ 2,700
Investments accounted for using equity method [member]
Disclosure of operating segments [table]
Net impairment	$ 832
Signature Bonuses And Acquisition Costs [member]
Disclosure of operating segments [table]
Net impairment		$ (113)
Norway [member]
Disclosure of operating segments [table]
Percentage of entity's revenue	84.00%	76.00%	85.00%	78.00%
US [member}
Disclosure of operating segments [table]
Percentage of entity's revenue	14.00%	16.00%	12.00%	16.00%
E&P Norway [member]
Disclosure of operating segments [table]
Net impairment		$ (396)
E&P International [member]
Disclosure of operating segments [table]
Net impairment		(93)
MMP [member]
Disclosure of operating segments [table]
Net impairment		$ (185)